Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Intangible Assets
Schedule of cost and accumulated amortization of currently marketed products

The cost and accumulated amortization of currently marketed products and customer relationships acquired from Talecris,Progenika, Biotest and Access at 31 December 2023 was as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2022	Additions	differences	31/12/2023
Cost of currently marketed products - Gamunex	1,125,070	—	(39,097)	1,085,973
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Cost of currently marketed products - Biotest	195,694	—	—	195,694
Cost of customer relationships - Access	86,618	—	(2,829)	83,789
Accumulated amortisation of currently marketed products - Gamunex	(434,403)	(37,078)	15,975	(455,506)
Accumulated amortisation of currently marketed products - Progenika	(23,391)	(401)	—	(23,792)
Accumulated amortisation of currently marketed products - Biotest	(3,134)	(8,028)	—	(11,162)
Accumulated amortisation of customer relationships - Access	(3,166)	(5,977)	256	(8,887)
Carrying amount of currently marketed products and customer relationships	967,080	(51,484)	(25,695)	889,901

The cost and accumulated amortization of currently marketed products and customer relationships acquired from Talecris, Progenika, Biotest and Acces at 31 December 2022 was as follows:

	Thousands of Euros
	Balance at	Business		Translation	Balance at
	31/12/2021	Combination	Additions	differences	31/12/2022
Cost of currently marketed products - Gamunex	1,059,509	—	—	65,561	1,125,070
Cost of currently marketed products - Progenika	23,792	—	—	—	23,792
Cost of currently marketed products - Biotest	—	200,902	—	(5,208)	195,694
Cost of customer relationships - Access	—	86,618	—	—	86,618
Accumulated amortisation of currently marketed products - Gamunex	(373,772)	—	(37,833)	(22,798)	(434,403)
Accumulated amortisation of currently marketed products - Progenika	(21,012)	—	(2,379)	—	(23,391)
Accumulated amortisation of currently marketed products - Biotest	—	—	(3,134)	—	(3,134)
Accumulated amortisation of customer relationships - Access	—	—	(3,386)	220	(3,166)
Carrying amount of currently marketed products and customer relationships	688,517	287,520	(46,732)	37,775	967,080